Other income, net	12 Months Ended
Jun. 30, 2022
Other income, net
Other income, net

10.    Other income, net

Other income, net consists of the following:

	Year ended June 30,
(in € thousands)	2020	2021	2022
Other income
Other income	2,062	2,018	1,023
Foreign exchange gains, net	65	—	1,783
	2,127	2,018	2,806
Other expenses
Foreign exchange losses, net	—	(510)	—
Other operational expenses	(1,482)	(2,307)	(1,915)
	(1,482)	(2,817)	(1,915)
	645	(799)	892